Accounts Payable	12 Months Ended
Dec. 31, 2015
Accounts Payable Current And Noncurrent [Abstract]
Accounts Payable
NOTE 8 - ACCOUNTS PAYABLE
Accounts payable as of December 31, 2015 and 2014 consisted of the following:

	December 31, 2015	December 31, 2014
Creditors	$329	$1,571
Brokers	2,112	1,935
Insurances	149	151
Professional and legal fees	116	167
Total accounts payable	$2,706	$3,824